Transmission Rights and Programming	12 Months Ended
Dec. 31, 2018
Transmission Rights and Programming.
Transmission Rights and Programming

8.Transmission Rights and Programming

At December 31, 2018 and 2017, transmission rights and programming consisted of:

	2018		2017
Transmission rights	Ps.	10,292,207	Ps.	8,210,722
Programming		6,723,331		5,838,665
		17,015,538		14,049,387
Non-current portion of:
Transmission rights		5,903,917		4,809,998
Programming		3,325,898		3,348,523
		9,229,815		8,158,521
Current portion of transmission rights and programming	Ps.	7,785,723	Ps.	5,890,866

Amortization of transmission rights and programming charged to consolidated cost of sales for the years ended December 31, 2018, 2017 and 2016 amounted to Ps.18,009,554,  Ps.15,296,563 and Ps.14,591,858, respectively (see Note 20).